As filed with the Securities and Exchange Commission on November 16, 2017

Securities Act File No. 333-25803

Investment Company Act File No. 811-08189

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 55
(Check appropriate box or boxes)	☒

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 54 relates to the following fund:

JPMorgan Mid Cap Value Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, J.P. Morgan Fleming Mutual Fund Group, Inc., certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 16th day of November, 2017.

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 16, 2017.

John F. Finn*	Marilyn McCoy*
John F. Finn	Marilyn McCoy
Trustee	Trustee

Matthew Goldstein*	Mitchell M. Merin*
Matthew Goldstein	Mitchell M. Merin
Trustee	Trustee

Dennis P. Harrington*	Robert A. Oden, Jr.*
Dennis P. Harrington	Robert A. Oden, Jr.
Trustee	Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes	Marian U. Pardo
Trustee	Trustee

Raymond Kanner*	Frederick W. Ruebeck*
Raymond Kanner	Frederick W. Ruebeck
Trustee	Trustee

Peter C. Marshall*	James J. Schonbachler*
Peter C. Marshall	James J. Schonbachler
Trustee	Trustee

Mary E. Martinez*	Brian S. Shlissel*
Mary E. Martinez	Brian S. Shlissel
Trustee	President and Principal Executive Officer

Matthew Plastina*
Matthew Plastina
Acting Treasurer and Principal Financial Officer

*By: /s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase